GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds

Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Flexible Cap Growth Fund

(the “Funds”)

Supplement dated February 11, 2015 to the

Prospectus and Statement of Additional Information (the “Prospectus” and “SAI,” respectively), each dated December 29, 2014

Effective immediately, Craig Glassner no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Glassner in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

EQGRWPMSTK 02-15